Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Deferred tax benefit, reserve	100.00%
Deferred tax benefit	$ 1,332,000
Net operating loss carry forwards	$ 6,539,000